REPORTING ENTITY (Narrative) (Details)		1 Months Ended	12 Months Ended
	Mar. 14, 2023	Mar. 25, 2024	Dec. 31, 2025
Gibraltar Joint Venture [Member]
Disclosure Of Reporting Entity [Line Items]
Ownership interest in joint venture	75.00%	87.50%	100.00%